Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Profit (loss)	₩ 2,909,311	₩ 1,032,065	₩ (116,215)
Adjustments for:
Depreciation	2,887,646	2,835,843	2,836,663
Amortization	409,774	378,004	381,583
Finance income	(1,376,324)	(882,905)	(1,165,340)
Finance costs	1,440,282	1,501,953	1,852,862
Income tax expense	1,185,740	379,544	266,560
Gain on disposal of property, plant and equipment	(32,145)	(23,826)	(22,730)
Loss on disposal of property, plant and equipment	151,343	86,622	101,732
Impairment losses on property, plant and equipment	117,231	196,882	136,269
Gain on disposal of investments in subsidiaries, associates and joint ventures	(81,794)	(23,305)	(88,718)
Loss on disposal of investments in subsidiaries, associates and joint ventures	19,985	22,499	18,996
Share of loss (profit) of equity-accounted investees	(10,540)	88,677	506,054
Expenses related to post-employment benefits	199,926	333,139	245,402
Increase to provisions	215,383	189,914	86,903
Bad debt expenses	271,871	202,717	337,235
Loss on valuation of inventories	78,560	152,249	152,952
Impairment losses on goodwill and intangible assets	167,995	127,875	161,412
Gain on disposal of assets held for sale	(1,180)	(23,112)	(227,956)
Loss on disposal of assets held for sale	608	254	190,357
Impairment losses on assets held for sale		24,890	133,547
Others, net	(33,092)	7,879	48,079
Adjustments to reconcile profit (loss) other than changes in working capital	5,611,269	5,575,793	5,951,862
Changes in operating assets and liabilities	(1,841,633)	(404,570)	2,784,452
Interest received	244,980	206,839	198,193
Interest paid	(735,735)	(691,264)	(831,566)
Dividends received	225,514	152,559	237,715
Income taxes paid	(806,396)	(602,004)	(622,612)
Net cash provided by operating activities	5,607,310	5,269,418	7,601,829
Cash flows from investing activities
Acquisitions of short-term financial instruments	(20,843,530)	(18,578,809)	(13,037,990)
Proceeds from disposal of short-term financial instruments	19,146,634	17,177,409	10,595,379
Acquisitions of long-term financial instruments	(22,532)	(8,249)	(34,733)
Increase in loans	(1,055,895)	(603,332)	(295,689)
Collection of loans	667,045	557,064	308,906
Acquisitions of available-for-sale investments	(66,278)	(328,151)	(87,824)
Proceeds from disposal of available-for-sale investments	1,006,856	280,066	308,161
Acquisitions of investments in associates and joint ventures	(60,277)	(173,769)	(77,155)
Proceeds from disposal of investments in associates and joint ventures	74,881	7,914	11,813
Acquisitions of property, plant and equipment	(2,287,580)	(2,324,112)	(2,560,244)
Proceeds from disposal of property, plant and equipment	39,183	44,330	59,031
Acquisitions of investment property	(69,169)	(45,735)	(61,478)
Proceeds from disposal of investment property	5,771	11,624	1,120
Acquisitions of intangible assets	(343,423)	(138,181)	(289,148)
Proceeds from disposal of intangible assets	28,502	8,672	12,832
Proceeds from disposal of assets held for sale	203,958	305,813	127,133
Increase in cash from (payment for) acquisition of business, net of cash acquired	(174,165)	4,503
Cash received (decrease in cash) from disposal of business, net of cash transferred	(53,008)	21,223	469,576
Others, net	(14,847)	27,093	15,634
Net cash used in investing activities	(3,817,874)	(3,754,627)	(4,534,676)
Cash flows from financing activities
Proceeds from borrowings	1,725,983	1,988,665	1,779,097
Repayment of borrowings	(3,136,016)	(4,274,895)	(3,509,970)
Proceeds from (repayment of) short-term borrowings, net	558,083	(885,861)	(846,230)
Payment of cash dividends	(863,450)	(708,970)	(822,570)
Payment of interest of hybrid bonds	(67,783)	(68,097)	(67,725)
Capital contribution from non-controlling interests and proceeds from disposal of subsidiary while maintaining control	266,219	24,704	1,260,053
Capital deduction from non-controlling interests and additional acquisition of interests in subsidiaries	(26,288)	(11,301)	(10,810)
Others, net	(22,276)	(15,212)	(23,446)
Net cash used in financing activities	(1,565,528)	(3,950,967)	(2,241,601)
Effect of exchange rate fluctuation on cash held	(58,997)	12,611	23,496
Net increase (decrease) in cash and cash equivalents	164,911	(2,423,565)	849,048
Cash and cash equivalents at beginning of the period	2,447,619	4,871,184	4,022,136
Cash and cash equivalents at end of the period	₩ 2,612,530	₩ 2,447,619	₩ 4,871,184